Summary of Significant Accounting Policies - Additional Information (Details)	6 Months Ended
	Jun. 30, 2023 bond	Jun. 30, 2022
Disclosure of voluntary change in accounting policy [line items]
Number of segment	1
Research tax credit, carryforward period (in years)	3 years
Revenue By Destination	1	1
Revenue From France
Disclosure of voluntary change in accounting policy [line items]
Revenue By Destination	1	1
Revenue From Other Countries
Disclosure of voluntary change in accounting policy [line items]
Revenue By Destination	0	0